Subsequent Events (Details) - USD ($)					3 Months Ended		9 Months Ended
	Nov. 14, 2022	Aug. 26, 2022	Jul. 14, 2022	Feb. 28, 2020	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2022	Aug. 29, 2022	Dec. 31, 2021	Nov. 22, 2021	Dec. 31, 2020
Subsequent Events
Common stock par value ( in dollars per share)									$ 0.01		$ 0.01
Issuance of common shares related to PIPE financing					$ 205,900,000		$ 205,900,000
Proceeds from issuance of common stock							$ 255,737,000
Amount available in capital raise agreement										$ 20,000,000
Senior secured first lien revolving credit facility
Subsequent Events
Face amount								$ 175,000,000.0
Senior secured first lien term loan facility
Subsequent Events
Face amount								$ 175,000,000.0
Capital Raise Investors and Affiliate
Subsequent Events
Voting interest held (as percentage)										5.00%
Wooster Capital(2)
Subsequent Events
Number of shares issued			2,150,000
Purchase price (in dollars per share)			$ 10.00
Proceeds from issuance of common stock			$ 21,500,000
Pre-funded commitment			11,700,000
Wooster Capital(2) | Convertible Debt
Subsequent Events
Face amount			$ 11,700,000
Debt term			1 year
Interest rate (as a percent)			8.00%
Debt converted into shares		1,170,000
Riverview
Subsequent Events
Number of shares issued		12,868,151
Number of shares issued, value		$ 49,800,000
Transaction expenses offset against proceeds received by the Company at Closing		$ 17,100,000
Riverview | Common Stock PIPE Commitments
Subsequent Events
Number of shares issued		1,910,000
Riverview | New Company | Wells Fargo | Senior secured first lien revolving credit facility
Subsequent Events
Face amount		$ 175,000,000.0
Riverview | New Company | Common Stock PIPE Commitments
Subsequent Events
Number of shares issued		20,590,000
Amount received		$ 205,900,000
Westrock Coffee Company, LLC. | Term Loan Due in 2025
Subsequent Events
Face amount				$ 240,000,000.0
Debt term				5 years
Westrock Coffee Company, LLC. | US Asset Based Lending Facility
Subsequent Events
Face amount				$ 90,000,000.0
Subsequent Event
Subsequent Events
Issuance of common shares related to PIPE financing		$ 205,900,000
Issuance of common shares related to PIPE financing (in shares)		20,590,000
Subsequent Event | Senior secured first lien revolving credit facility
Subsequent Events
Face amount		$ 175,000,000.0
Subsequent Event | Senior secured first lien term loan facility
Subsequent Events
Face amount		$ 175,000,000.0
Subsequent Event | Kohana Coffee Llc
Subsequent Events
Business acquisition ownership, percentage	100.00%
Number of shares issued as part of consideration	1,852,608
Common stock par value ( in dollars per share)	$ 0.01
Cash consideration	$ 15,500,000
Subsequent Event | Wooster Capital(2)
Subsequent Events
Number of shares issued			2,150,000
Purchase price (in dollars per share)			$ 10.00
Proceeds from issuance of common stock			$ 21,500,000
Pre-funded commitment			$ 11,700,000
Subsequent Event | Wooster Capital(2) | Convertible Debt
Subsequent Events
Share price (in dollars per share)			$ 10.00
Face amount			$ 11,700,000
Debt term			1 year
Interest rate (as a percent)			8.00%
Subsequent Event | Riverview
Subsequent Events
Number of shares issued		12,868,151
Number of shares issued, value		$ 49,800,000
Transaction expenses offset against proceeds received by the Company at Closing		$ 17,100,000
Shares issued upon conversion of debt		2,500,000
Subsequent Event | Riverview | Common Stock PIPE Commitments
Subsequent Events
Number of shares issued		1,910,000
Subsequent Event | Westrock Coffee Company, LLC. | Term Loan Due in 2025
Subsequent Events
Cap on add-backs for EBITDA (as a percent)					20.00%	15.00%
Subsequent Event | Westrock Coffee Company, LLC. | US Asset Based Lending Facility
Subsequent Events
Cap on add-backs for EBITDA (as a percent)					20.00%	15.00%